Note 16 - Major Funded and Unfunded Defined Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Change in Benefit Obligation
Special termination benefits	$ 9	$ 8
UNITED STATES
Change in Benefit Obligation
Projected benefit obligation at beginning of period	4,438	4,361
Service cost	17	18
Interest cost	148	176
Plan amendments		(61)
Benefit payments	(478)	(339)
Actuarial (gain) loss	(35)	567
Settlements		(292)
Special termination benefits	9	8
Projected benefit obligation at end of period	4,099	4,438
Change in Plan Assets
Fair value of plan assets at beginning of period	4,160	4,184
Gain on plan assets	111	607
Settlements		(292)
Benefit payments	(478)	(339)
Fair value of plan assets at end of period	3,793	4,160
Under Funded Status at end of period	(306)	(278)
Accumulated benefit obligation at end of period	4,098	4,436
Non-U.S. [Member]
Change in Benefit Obligation
Projected benefit obligation at beginning of period	918	960
Transfers		(31)
Service cost	3	4
Interest cost	17	30
Benefit payments	(51)	(61)
Actuarial (gain) loss	(24)	119
Currency adjustments	(63)	(103)
Projected benefit obligation at end of period	800	918
Change in Plan Assets
Fair value of plan assets at beginning of period	795	833
Transfers		(9)
Gain on plan assets	31	111
Employer contributions	4	7
Benefit payments	(51)	(61)
Currency adjustments	(51)	(86)
Fair value of plan assets at end of period	728	795
Under Funded Status at end of period	(72)	(123)
Accumulated benefit obligation at end of period	$ 792	$ 907